UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/03

SSL-DOCS2 70128344v9

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Money Market Instruments, Inc.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
20	Report of Independent Auditors
21	Important Tax Information
22	Board Members Information
24	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Money Market
Instruments, Inc.
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Money Market Instruments, Inc. covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Thomas S. Riordan.

Money market yields continued to fall toward historical lows during 2003. The Federal Reserve Board reduced short-term interest rates once during the year, in late June, to their lowest level since 1958, and repeatedly reaffirmed its commitment to keeping interest rates low during the remainder of the year.

However, recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that money market funds deserve consideration for the “liquid” portion of investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

DISCUSSION OF FUND PERFORMANCE

Thomas S. Riordan, Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

For the 12-month period ended December 31, 2003, the fund produced yields of 0.48% for its Money Market Series and 0.46% for its Government Securities Series.Taking into account the effects of compounding, the fund produced effective yields of 0.48% and 0.46% for its Money Market Series and Government Securities Series, respectively.1

Each series’ performance during the reporting period was primarily the result of declining interest rates, including a reduction of short-term interest rates by the Federal Reserve Board (the “Fed”) in late June 2003.

What is the fund’s investment approach?

Each series’ seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

What other factors influenced the fund’s performance?

Despite 12 reductions of short-term interest rates by the Fed since January 2001, the economy continued to struggle during the opening months of 2003, as the impending war in Iraq caused businesses and consumers to continue to postpone spending. As a result, U.S. GDP grew at a disappointing 1.4% annualized rate during the first quarter of the year.

However, the economic outlook began to improve in March, after it became clear that major combat in Iraq would be over quickly. As investors became more optimistic, money market yields rose at the longer end of the curve.

In May, the manufacturing sector began to show signs of more sustainable improvement, and consumer confidence rebounded.These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and new tax cuts. However, at its May meeting the Fed cautioned that economic risks were “weighted toward weakness for the foreseeable future.”Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years. To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.Although prices of longer-term bonds plunged and yields rose, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding,

even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of most U.S. Treasury securities and longer-dated money market instruments began to rise.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low for “a considerable period.” By year-end, new statistical data further confirmed that an economic recovery was well underway. The housing market remained strong, and the labor market improved modestly. At the same time, a drop in the Consumer Price Index validated the perception that inflation remains well under control.

What is the fund’s current strategy?

For much of the reporting period we generally maintained each series’ weighted average maturity in a range we consider longer than that of other retail money market funds.We recently reduced these positions in order to manage the risks of potentially rising interest rates in a recovering economy. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

January 15, 2004

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES
December 31, 2003

		Principal
Negotiable Bank Certificates of Deposit—18.4%		Amount ($)		Value ($)

American Express Centurion Bank
1.07%, 1/26/2004		10,000,000		10,000,000
Chase Manhattan Bank USA (Yankee)
1.12%, 11/8/2004		10,000,000	[a]	10,000,000
First Tennessee Bank N.A.
1.08%, 1/8/2004		10,000,000		10,000,000
HBOS Treasury Services PLC
1.11%, 1/26/2004		10,000,000		10,000,000
WestLB AG (Yankee)
1.08%, 10/4/2004		10,000,000	[a]	9,998,854
Total Negotiable Bank Certificates of Deposit
(cost $	49,998,854)			49,998,854

Commercial Paper—31.7%

Citigroup Global Markets Holdings Inc.
1.08%, 1/9/2004		10,000,000		9,997,600
DEPFA Bank PLC
1.09%, 1/12/2004		10,000,000		9,996,669
Deutsche Bank Financial LLC
.98%, 1/2/2004		8,000,000		7,999,782
FCAR Owner Trust
1.09%, 1/20/2004		10,000,000		9,994,247
General Electric Capital Corp.
1.08%, 1/6/2004		10,000,000		9,998,500
General Electric Capital Services Inc.
1.12%, 4/8/2004		10,000,000		9,969,784
Morgan Stanley & Co. Inc.
1.09%, 1/23/2004		10,000,000		9,993,339
Stadshypotek Delaware Inc.
1.09%, 2/2/2004		10,000,000		9,990,311
UBS Finance Delaware LLC
.95%, 1/2/2004		8,000,000		7,999,789
Total Commercial Paper
(cost $	85,940,021)			85,940,021

		Principal
Corporate Notes—7.4%		Amount ($)		Value ($)

Merrill Lynch & Co. Inc.
1.14%, 1/15/2004		10,000,000	[a]	10,000,894
Paradigm Funding LLC
1.15%, 8/20/2004		10,000,000	[a,b]	10,000,000
Total Corporate Notes
(cost $	20,000,894)			20,000,894

Promissory Notes—3.7%

Goldman Sachs Group Inc.
1.24%, 1/28/2004
(cost $	10,000,000)	10,000,000	[c]	10,000,000

Short-Term Bank Notes—7.4%

Bank One N.A.
1.05%, 3/4/2004		10,000,000	[a]	9,999,817
Barclays Bank PLC
1.07%, 11/3/2004		10,000,000	[a]	9,998,730
Total Short-Term Bank Notes
(cost $	19,998,547)			19,998,547

U.S. Government Agencies—19.6%

Federal Home Loan Banks, Notes
1.06%, 7/14/2004		15,000,000		15,000,000
Federal Home Loan Mortgage
Corporation, Discount Notes
1.08%, 1/22/2004		15,000,000		14,990,550
Federal National Mortgage
Association, Notes
1.48%, 11/30/2004—12/3/2004		23,000,000		22,999,471
Total U.S. Government Agencies
(cost $	52,990,021)			52,990,021

The Fund

STATEMENT OF INVESTMENTS (continued)

			Principal
Time Deposits—11.9%			Amount ($)	Value ($)

Fortis Bank (Grand Cayman)
.93%, 1/2/2004			8,000,000	8,000,000
M & T Bank (Grand Cayman)
.94%, 1/2/2004			8,000,000	8,000,000
Rabobank Nederland (Grand Cayman)
.95%, 1/2/2004			8,000,000	8,000,000
State Street Bank & Trust Co. (Grand Cayman)
.90%, 1/2/2004			8,344,000	8,344,000
Total Time Deposits
(cost $	32,344,000)			32,344,000

Total Investments (cost $		271,272,337)	100.1%	271,272,337
Liabilities, Less Cash and Receivables			(.1%)	(260,336)
Net Assets			100.0%	271,012,001

a Variable interest rate—subject to periodic change.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, this security amounted to $10,000,000 or 3.7% of net assets.

c	This note was acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale. This security was acquired on 5/27/2003 at a cost of $10,000,000.At December 31, 2003, the aggregate value of this security was $10,000,000 or 3.7% of net assets and is valued at amortized cost.

See notes to financial statements.

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES
December 31, 2003

			Annualized
			Yield on
			Date of	Principal
U.S. Treasury Bills—14.0%			Purchase (%)	Amount ($)	Value ($)

2/12/2004
(cost $	39,952,167)		1.03	40,000,000	39,952,167

U.S. Treasury Notes—44.1%

3.625%, 3/31/2004			1.22	35,000,000	35,201,032
3.375%, 4/30/2004			1.01	50,000,000	50,382,653
2.25%, 7/31/2004			.93	40,000,000	40,274,523
Total U.S. Treasury Notes
(cost $	125,858,208)				125,858,208

Repurchase Agreements—41.7%

Bear Stearns & Co.
dated 12/31/2003, due 1/2/2004 in the amount
of $30,001,250 (fully collateralized by
$30,480,000 U.S. Treasury Strip Bonds,
due 5/15/2004, value $		30,370,272)	.75	30,000,000	30,000,000
Goldman, Sachs & Co.
dated 12/31/2003, due 1/2/2004 in the amount
of $243,009 (fully collateralized by
$246,000 U.S. Treasury Notes
2%, due 11/30/2004, value $		248,153)	.65	243,000	243,000
Morgan Stanley Dean Witter & Co.
dated 12/31/2003, due 1/2/2004 in the amount
of $30,001,333 (fully collateralized by
$28,735,000 U.S. Treasury Notes
7.25%, due 8/15/2004, value		$30,613,982)	.80	30,000,000	30,000,000
UBS Warburg, Inc.
dated 12/31/2003, due 1/2/2004 in the amount
of $30,001,400 (fully collateralized by
$28,699,000 U.S. Treasury Notes
7.875%, due 11/15/2004, value $30,621,345)			.84	30,000,000	30,000,000

The Fund

STATEMENT OF INVESTMENTS (continued)

			Annualized
			Yield on
			Date of	Principal
Repurchase Agreements (continued)			Purchase (%)	Amount ($)	Value ($)

WestLB AG
dated 12/31/2003, due 1/2/2004 in the
amount of $29,001,353 (fully collateralized by
$29,260,000 U.S. Treasury Notes
2.125%, due 10/31/2004, value $		29,588,209)	.84	29,000,000	29,000,000
Total Repurchase Agreements
(cost $	119,243,000)				119,243,000

Total Investments (cost $		285,053,375)		99.8%	285,053,375
Cash and Receivables (Net)				.2%	634,465
Net Assets				100.0%	285,687,840

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

		Money	Government
		Market	Securities
		Series	Series

Assets ($):
Investments in securities, See Statement of Investments
(including repurchase agreements of $	119,243,000
for the Government Securities Series)—Note 2(b)		271,272,337	285,053,375
Cash		—	48,169
Interest receivable		233,376	987,708
Prepaid expenses		39,189	21,542
		271,544,902	286,110,794

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		161,424	170,020
Cash overdraft due to Custodian		39,016	—
Payable for shares of Common Stock redeemed		275,110	150,276
Accrued expenses		57,351	102,658
		532,901	422,954

Net Assets ( $)		271,012,001	285,687,840

Composition of Net Assets ($):
Paid-in capital		271,054,064	285,690,658
Accumulated net realized gain (loss) on investments		(42,063)	(2,818)

Net Assets ( $)		271,012,001	285,687,840

Net Asset Value Per Share
		Money	Government
		Market	Securities
		Series	Series

Net Assets ($)		271,012,001	285,687,840
Shares Outstanding		271,037,564	285,690,658

Net Asset Value Per Share ($)		1.00	1.00

See notes to financial statements.

The Fund

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	3,028,435	3,609,511
Expenses—Note 2(c):
Management fee—Note 3(a)	1,193,040	1,526,196
Shareholder servicing costs—Note 3(b)	507,261	478,067
Custodian fees	57,189	60,383
Registration fees	48,114	35,087
Professional fees	39,323	39,000
Directors’ fees and expenses—Note 3(c)	20,634	27,165
Prospectus and shareholders’ reports	19,081	33,889
Miscellaneous	3,606	5,635
Total Expenses	1,888,248	2,205,422
Investment Income—Net	1,140,187	1,404,089

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	347	—
Net Increase in Net Assets Resulting from Operations	1,140,534	1,404,089

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Year Ended December 31,		Year Ended December 31,

	2003	2002	2003	2002

Operations ($):
Investment income—net	1,140,187	3,266,749	1,404,089	4,248,557
Net realized gain (loss)
on investments	347	(5,950)	—	—
Net Increase (Decrease) in
Net Assets Resulting
from Operations	1,140,534	3,260,799	1,404,089	4,248,557

Dividends to Shareholders
from ($):
Investment income—net	(1,140,187)	(3,266,749)	(1,404,089)	(4,248,557)

Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	251,123,196	304,771,595	369,746,874	267,774,625
Dividends reinvested	197,007	882,464	657,311	1,986,697
Cost of shares redeemed	(223,875,690)	(279,739,314)	(403,349,127)	(277,058,510)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	27,444,513	25,914,745	(32,944,942)	(7,297,188)
Total Increase (Decrease)
in Net Assets	27,444,860	25,908,795	(32,944,942)	(7,297,188)

Net Assets ($):
Beginning of Period	243,567,141	217,658,346	318,632,782	325,929,970
End of Period	271,012,001	243,567,141	285,687,840	318,632,782

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describe the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.013	.037	.056	.044
Distributions:
Dividends from investment income—net	(.005)	(.013)	(.037)	(.056)	(.044)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.48	1.30	3.80	5.75	4.45

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.79	.75	.74	.92	.94
Ratio of net investment income
to average net assets	.48	1.29	3.66	5.62	4.35

Net Assets, end of period ($ x 1,000)	271,012	243,567	217,658	159,757	100,206

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Government Securities Series

		Year Ended December 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.013	.035	.053	.042
Distributions:
Dividends from investment income—net	(.005)	(.013)	(.035)	(.053)	(.042)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.46	1.26	3.56	5.48	4.31

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.72	.69	.70	.79	.75
Ratio of net investment income
to average net assets	.46	1.26	3.49	5.30	4.24

Net Assets, end of period ($ x 1,000)	285,688	318,633	325,930	316,834	362,949

See notes to financial statements.

The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Money Market Series and Government Securities Series received net earnings credits of $3,460 and $791, respectively, during the period ended December 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

At December 31, 2003, Money Market Series and Government Securities Series components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Money Market Series accumulated capital loss carryover of $42,063 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $14,372 of the carryover expires in fiscal 2004, $3,878 expires in fiscal 2005, $6,557 expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

Government Securities Series accumulated capital loss carryover of $2,818 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2003 and December 31, 2002, respectively, were all ordinary income.

At December 31, 2003, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2003, the Money Market Series and the Government Securities Series were charged $152,512 and $207,497, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2003, the Money Market Series and the Government Securities Series, were charged $44,686 and $95,240, respectively, pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series), as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

New York, New York February 6, 2004

Dreyfus Money Market Instruments, Inc.

Government Securities Series

IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the Government Securities Series hereby designates 57.32% of the ordinary income dividends paid during its fiscal year ended December 31, 2003 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Fund

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
David P. Feldman (64)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 51

———————
James F. Henry (73)
Board Member (1974)
Principal Occupation During Past 5 Years:
• President, CPR Institute for Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
No. of Portfolios for which Board Member Serves: 22

———————
Rosalind Gersten Jacobs (78)
Board Member (1982)
Principal Occupation During Past 5 Years:
• Merchandise and marketing consultant
No. of Portfolios for which Board Member Serves: 33

22

Dr. Paul A. Marks (77)
Board Member (1979)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center (Retired
1 9	9	9 )
Other Board Memberships and Affiliations:
• Pfizer, Inc., a pharmaceutical company, Director-Emeritus
• Atom Pharm, Director
• Lazard Freres Company, LLC, Senior Advisor
No. of Portfolios for which Board Member Serves: 22

———————
Dr. Martin Peretz (64)
Board Member (1974)
Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University
• Co-Chairman of TheStreet.com, a financial daily on the web
Other Board Memberships and Affiliations:
• Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education, Director
• Digital Learning Group, LLC, an online publisher of college textbooks, Director
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• YIVO Institute for Jewish Research,Trustee
No. of Portfolios for which Board Member Serves: 22

———————
Bert W.Wasserman (71)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Financial Consultant
Other Board Memberships and Affiliations:
• Lillian Vernon Corporation, Director
No. of Portfolios for which Board Member Serves: 22

———————

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Irving Kristol, Emeritus Board Member

The Fund 23

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 58 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 185
portfolios) managed by the Manager. Mr. Byers
also is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 50 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
STEVEN F. NEWMAN, Secretary since
March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 201
portfolios) managed by the Manager. He is 54
years old and has been an employee of the
Manager since July 1980.
ROBERT R. MULLERY, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 26 investment companies
(comprised of 58 portfolios) managed by the
Manager. He is 51 years old and has been an
employee of the Manager since May 1986.
MICHAEL A. ROSENBERG, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 194 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by the Manager. He is 45 years old
and has been an employee of the Manager
since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 37
investment companies (comprised of 79
portfolios) managed by the Manager. He is 39
years old and has been an employee of the
Manager since October 1988.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 201 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

The Fund

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com
Dreyfus
Money Market
Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation 008-060AR1203

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Bert W. Wasserman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Bert W. Wasserman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,600 in 2002 and $48,500 in 2003.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2002 and $-0- in 2003.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $15,000 in 2002 and $288,500 in 2003.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,020 in 2002 and $4,701 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2002 and $-0- in 2003.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $-0- in 2002 and $1,100 in 2003. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2002 and $-0- in 2003.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $471,337 in 2002 and $521,764 in 2003.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10.	Controls and Procedures.

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(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 25, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	February 25, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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